Acquisitions (Tables)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Schedule of Purchase Price

The purchase price for each acquisition consisted of the following:

	Allied	Landshire	Better Bakery
Cash	$62,319	$41,552	$30,931
Other accrued liabilities	—	19,293	—

Purchase price	$62,319	$60,845	$30,931

Schedule of Net Purchase Prices Allocated to Assets Acquired and Liabilities Assumed

The net purchase prices were allocated to assets acquired and liabilities assumed based on estimated fair values at the date of each acquisition. The allocation of the purchase price for the three acquisitions were as follows:

	Allied	Landshire	Better Bakery
Current assets	$7,184	$4,763	$5,704
Property, plant and equipment	13,821	12,037	2,115
Other intangibles:
Customer relationships (15-year estimated useful life)	17,682	20,800	10,400
Allied trade name (20-year weighted average life)	12,910	—	—
Landshire trade names and trademarks (19-year weighted average lives)	—	8,600	—
Better Bakery trade names and trademarks (17-year weighted average lives)	—	—	9,600
Non-compete agreements (useful lives of between 3 and 5 years)	$1,110	$700	$400
Goodwill	30,685	14,506	9,940
Deferred tax liabilities	(13,958)	—	—
Assumed liabilities	(7,115)	(561)	(7,228)

Net assets acquired	$62,319	$60,845	$30,931

Summary of Supplemental Pro Forma Financial Information

The following data table presents summarized pro forma results of the Company had the Fiscal 2016 acquisition (Allied) occurred on January 3, 2015 and the Fiscal 2015 acquisitions (Landshire and Better Bakery) occurred on December 29, 2013 (unaudited):

	Fiscal 2016	Fiscal 2015
Net sales	$1,613,992	$1,670,846
Net income	139,397	39,343

Schedule of Net Sales and Net Income Since Acquisition Date

The Company’s consolidated net sales and net income for Fiscal 2016 and Fiscal 2015 included the following amounts for Allied (acquired November 7, 2016) for Better Bakery (acquired April 24, 2015) and Landshire (acquired January 30, 2015) for the periods between the acquisition date and the end of the applicable fiscal year:

	Fiscal 2016	Fiscal 2015
	Allied	Landshire	Better Bakery
Net sales	$13,938	$40,646	$8,220
Net income	368	7,768	(148)